CONVERTIBLE DEBENTURES - First Private Placement and Second Private Placement (Details) - CAD ($)			12 Months Ended
	Jan. 24, 2025	Jan. 16, 2025	Sep. 30, 2025	Jan. 21, 2025	Sep. 30, 2024
CREDIT FACILITY
Principal amount			$ 57,200,000
Exercise price of warrants			$ 22.14		$ 0
Private Placement
CREDIT FACILITY
Principal amount			$ 30,000,000
Equity component, conversion feature(4)			0
First Private Placement
CREDIT FACILITY
Principal amount		$ 27,500,000
Number of debentures in one CD unit		$ 1
Principal amount of debenture in CD unit		$ 1,000
Number of warrants in CD unit		$ 50
Interest rate		2.50%
Conversion price of debenture		$ 20
Number of shares issued on conversion of each warrant		1
Exercise price of warrants		$ 20
Term of warrants		5 years
Threshold Term for redemption of debentures		3 years
Debt redemption percentage to the principal value		112.00%
Equity component, conversion feature(4)		$ 0
Interest expense			1,848,243
Second Private Placement
CREDIT FACILITY
Principal amount	$ 2,500,000			$ 2,500,000
Number of debentures in one CD unit	$ 1
Principal amount of debenture in CD unit	$ 1,000,000,000
Number of warrants in CD unit	$ 27
Interest rate	2.50%			2.50%
Conversion price of debenture	$ 37.28			$ 37.28
Number of shares issued on conversion of each warrant	1
Exercise price of warrants	$ 37.28			$ 37.28
Term of warrants	5 years
Threshold Term for redemption of debentures	3 years
Debt redemption percentage to the principal value	112.00%
Equity component, conversion feature(4)				$ 0
Interest expense			$ 168,427